Provision for Income Taxes (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 2,085,872	$ 1,444,245
Net operating losses expiration	expire in 2037	expire in 2037